Stock Option Plans Nonvested Share Activity (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Outstanding, beginning of period		1,008,858
Granted	3,000
Vested	(310,591)
Forfeited	(86,995)
Outstanding, end of period	614,272	1,008,858
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Outstanding, weighted average grant date fair value, beginning of period	$ 3.20	$ 3.02
Granted, weighted average grant date fair value	$ 3.53
Vested, weighted average grant date fair value	$ 2.59
Forfeited, weighted average grant date fair value	$ 3.28
Outstanding, weighted average grant date fair value, end of period	$ 3.20	$ 3.02